SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION
Summary of the option activity

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1, 2018	28,087,236	5.1	3.2
Granted	500,000	5.0	31.2
Exercised	(3,614,464)	5.2	4.5
Forfeited	(193,340)	5.0	6.2

Options outstanding at December 31, 2018	24,779,432	5.3	2.2
Granted	—
Exercised	(10,150,336)	5.6	3.5
Forfeited	—

Options outstanding at December 31, 2019	14,629,096	5.4	1.7
Granted	—
Exercised	(14,222,096)	5.5	1.6
Forfeited	—

Options outstanding at December 31, 2020	407,000	5.1	1.6

Options vested and expected to be vested at December 31, 2020	407,000	5.1	1.6

Summary of information with respect to stock options outstanding and stock options exercisable

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	407,000	0.3	5.1

Summary of the restricted share activity

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2018	24,525,620	5.3
Granted	13,202,512	14.5
Vested	(7,326,620)	6.0
Forfeited	(891,008)	5.9

Unvested at December 31, 2018	29,510,504	9.3
Granted	14,551,472	34.2
Vested	(9,122,432)	9.3
Forfeited	(1,582,248)	10.7

Unvested at December 31, 2019	33,357,296	22.4
Granted	11,710,848	66.7
Vested	(12,684,640)	14.1
Forfeited	(1,364,736)	25.1

Unvested at December 31, 2020	31,018,768	42.4

Assumptions used to estimate fair value of restricted shares granted

Grant date:	August 2018	August 2019	August 2020
Risk-free rate of return	2.047% - 2.418%	1.67% - 1.88%	0.14% - 0.19%
Volatility	71.85%	63.22%	59.23%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$3.125	US$5.02375	US$10.1475
	(RMB21.3)	(RMB34.6)	(RMB70.5)
Expected term	1 – 3 years	1 – 3 years	1 – 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2018	2019	2020

Costs of revenue	18,008	46,007	89,943
Selling and marketing expenses	25,213	39,436	54,204
General and administrative expenses	61,707	101,949	184,943
Research and development expenses	949	2,364	4,596
Total share-based compensation expenses	105,877	189,756	333,686